RULE 24f-2 NOTICE
                                    For
              Dean Witter Developing Growth Securities Trust
                           (File No. 811-3639)


Fiscal Year for Which Notice is filed               09/30/95

Unsold balance at beginning of fiscal year
 of shares of common stock previously
 registered under Securities Act of 1933            INAP

Number of shares registered during fiscal
     year                                           INAP

Number of shares sold during fiscal year            20,063,774
      pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during               $404,852,064
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed              $367,948,349
     during fiscal year

(3)  Purchase price of shares previously            0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                         $367,948,349


(5)  Item (1) less item (4)                         $36,903,715


(6)  Amount of filing fee                           $12,725.41



                         By    /s/  Sheldon Curtis
                                    Sheldon Curtis
                              Vice President and General Counsel

Dated:  October 25, 1995